Other Liabilities - Summary of Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Liabilities [abstract]
Payables due to policyholders	€ 1,229	€ 1,135
Payables due to brokers and agents	467	399
Payables out of reinsurance	1,384	1,218
Social security and taxes payable	145	110
Income tax payable	4	2
Investment creditors	1,103	1,068
Cash collateral on derivative transactions	2,708	6,118
Cash collateral on securities lended	2,171	2,053
Cash collateral - other	76	74
Repurchase agreements	821	962
Short term deposits	0	105
Commercial paper	0	72
Lease liabilities	252	266
Other creditors	2,556	3,100
At December 31	12,916	16,685	€ 14,816
Current	12,233	16,111
Non-current	€ 683	€ 575